Fair Value Measurements (Details) - Schedule of Reconciles the Change in Value of the Redeemable Convertible Preferred Stock Warrant Liability - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciles The Change In Value Of The Redeemable Convertible Preferred Stock Warrant Liability [Line Items]
Change in fair value		$ (26,314)	$ 142	$ 5,211	$ 330	$ (24)
Ending		7,683
Series B Warrants [Member]
Schedule Of Reconciles The Change In Value Of The Redeemable Convertible Preferred Stock Warrant Liability [Line Items]
Change in fair value	$ 100
Redeemable Convertible Preferred Stock [Member]
Schedule Of Reconciles The Change In Value Of The Redeemable Convertible Preferred Stock Warrant Liability [Line Items]
Beginning		14,152	1,129	1,129	799
Change in fair value				5,211	330
Issuance of warrants in connection with acquisition of Solaria (Note 3)				7,812
Ending	14,152			14,152	1,129	799
Redeemable Convertible Preferred Stock [Member] | Series B Warrants [Member]
Schedule Of Reconciles The Change In Value Of The Redeemable Convertible Preferred Stock Warrant Liability [Line Items]
Beginning		50	8	8	5
Change in fair value				42	3
Issuance of warrants in connection with acquisition of Solaria (Note 3)				0
Ending	50			50	8	5
Redeemable Convertible Preferred Stock [Member] | Series C Warrants [Member]
Schedule Of Reconciles The Change In Value Of The Redeemable Convertible Preferred Stock Warrant Liability [Line Items]
Beginning		6,290	1,121	1,121	794
Change in fair value				5,169	327
Issuance of warrants in connection with acquisition of Solaria (Note 3)				0
Ending	6,290			6,290	1,121	794
Redeemable Convertible Preferred Stock [Member] | Series D Tranche A Warrants [Member]
Schedule Of Reconciles The Change In Value Of The Redeemable Convertible Preferred Stock Warrant Liability [Line Items]
Beginning		6,527	0	0	0
Change in fair value				0	0
Issuance of warrants in connection with acquisition of Solaria (Note 3)				6,527
Ending	6,527			6,527	0	0
Redeemable Convertible Preferred Stock [Member] | Series D Tranche B Warrants [Member]
Schedule Of Reconciles The Change In Value Of The Redeemable Convertible Preferred Stock Warrant Liability [Line Items]
Beginning		$ 1,285	$ 0	0	0
Change in fair value				0	0
Issuance of warrants in connection with acquisition of Solaria (Note 3)				1,285
Ending	$ 1,285			$ 1,285	$ 0	$ 0